Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Ivy Funds VIP Global Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Funds VIP Global Growth
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Funds VIP Global Growth seeks to achieve its objective by investing primarily in common stocks of U.S. and foreign companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes are competitively well-positioned, gaining market share, have the potential for long-term growth and/or operate in regions or countries that WRIMCO believes possess attractive growth characteristics. The Portfolio primarily invests in issuers of developed countries, including the U.S., although the Portfolio has the ability to invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets. While the Portfolio primarily invests in securities issued by large capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. Under normal circumstances, the Portfolio invests at least 40% (or, if the portfolio manager deems it warranted by market conditions, at least 30%) of its total assets in foreign securities. The Portfolio may invest up to 100% of its total assets in foreign securities. Under normal circumstances, the Portfolio will allocate its assets among at least three different countries (one of which may be the United States). The Portfolio typically holds a limited number of stocks (generally 50 to 70).

WRIMCO utilizes a research-based investment process that focuses on bottom-up stock selection, followed by a top-down global economic analysis. WRIMCO seeks strong companies that possess a unique, sustainable competitive advantage that WRIMCO believes will allow them to withstand competitive pressures and grow faster than the general economy. WRIMCO may look at a number of factors in selecting securities for the Portfolio, including: a company’s competitive position and its sustainability; a company’s growth and earnings potential and valuation; a company’s financials, including cash flow and balance sheet; management of the company; strength of the industry; and applicable economic, market and political conditions of the country in which the company is located and/or in which it is doing business.

		Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security issued by a company if it believes the company has experienced a fundamental breakdown of its sustainable competitive advantage or no longer offers significant growth potential, if it believes the management of the company has weakened or its margin and/or its valuation appears unsustainable, and/or there exists political or economic instability in the issuer’s country. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries. Emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less efficient trading markets.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that are not associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.
  Holdings Risk. The Portfolio typically holds a limited number of stocks (generally 50 to 70). As a result, the appreciation or depreciation of any one security held by the Portfolio may have a greater impact on the Portfolio’s net asset value (NAV) than it would if the Portfolio invested in a larger number of securities.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Portfolio’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis that started in 2008 continues to affect the U.S. and foreign economies and has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of two broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to provide, as its primary objective, long-term appreciation of capital and, as a secondary objective, to seek current income. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide growth of capital.

In November 2014, the Portfolio filed a prospectus supplement reflecting the Portfolio’s increased emphasis on investments in the stocks of U.S. companies. Effective January 1, 2015, the Portfolio changed its name and investment strategy to reflect a global focus. Performance prior to January 2015 reflects the Portfolio’s former international strategy and may have differed if the Portfolio’s current strategy that includes investing globally had been in place.

		The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of two broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.WADDELL
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 19.56% (the second quarter of 2009) and the lowest quarterly return was -21.32% (the third quarter of 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2014
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Portfolio’s benchmark changed from MSCI EAFE Growth Index, effective January 2015. WRIMCO believes that the MSCI World Index is more reflective of the types of securities in which the Portfolio invests than the MSCI EAFE Growth Index.
Ivy Funds VIP Global Growth | Ivy Funds VIP Global Growth
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
1 Year	rr_ExpenseExampleNoRedemptionYear01	118
3 Years	rr_ExpenseExampleNoRedemptionYear03	368
5 Years	rr_ExpenseExampleNoRedemptionYear05	638
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,409
2005	rr_AnnualReturn2005	16.47%
2006	rr_AnnualReturn2006	20.99%
2007	rr_AnnualReturn2007	21.29%
2008	rr_AnnualReturn2008	(42.15%)
2009	rr_AnnualReturn2009	26.89%
2010	rr_AnnualReturn2010	14.79%
2011	rr_AnnualReturn2011	(7.32%)
2012	rr_AnnualReturn2012	18.05%
2013	rr_AnnualReturn2013	19.23%
2014	rr_AnnualReturn2014	0.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.32%)
1 Year	rr_AverageAnnualReturnYear01	0.96%
5 Years	rr_AverageAnnualReturnYear05	8.61%
10 Years	rr_AverageAnnualReturnYear10	6.61%
Ivy Funds VIP Global Growth | MSCI World Index (reflects no deduction for fees, expenses or taxes) (The Portfolio’s benchmark changed from MSCI EAFE Growth Index, effective January 2015. WRIMCO believes that the MSCI World Index is more reflective of the types of securities in which the Portfolio invests than the MSCI EAFE Growth Index.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.94%
5 Years	rr_AverageAnnualReturnYear05	10.20%
10 Years	rr_AverageAnnualReturnYear10	6.03%
Ivy Funds VIP Global Growth | MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.43%)
5 Years	rr_AverageAnnualReturnYear05	6.19%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Ivy Funds VIP Global Growth | Lipper Variable Annuity Global Large-Cap Growth Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.90%
5 Years	rr_AverageAnnualReturnYear05	11.52%
10 Years	rr_AverageAnnualReturnYear10	7.56%